Disclosure of fair value of financial instruments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Common share purchase warrants	$ 67,305	$ 85,633
Level 1 [Member]
Statement [Line Items]
Common share purchase warrants	0	0
Level 2 [Member]
Statement [Line Items]
Common share purchase warrants	67,305	85,633
Level 3 [Member]
Statement [Line Items]
Common share purchase warrants	$ 0	$ 0